Accounts payable and accrued expenses (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Payables and Accruals [Abstract]
Accounts payable	$ 49,011	$ 157
Accrued salaries and benefits	43,323
Accrued bonuses	93,141
Accrued stock-based compensation	106,902	5,857
Other accrued expenses	74,913	52,425
Accounts payable and accrued expenses	$ 367,290	$ 58,439